Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information

23. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S‑X Rule 5‑04 and Rule 12‑04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, the VIEs and the VIEs’ subsidiaries.

Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general‑purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant capital and other commitments or guarantees as of December 31, 2022 and 2023, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets (In thousands, except for share and per share data)

	As of December 31,
	2022	2023
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets
Cash and cash equivalents	1,517	48,030	6,765
Amounts due from subsidiaries	335,934	343,091	48,323
Prepayments and other current assets	8,314	6,717	946
Total current assets	345,765	397,838	56,034
Non-current assets
Investments in subsidiaries	10,741,234	12,058,899	1,698,460
Other assets	235	103	15
Total non-current assets	10,741,469	12,059,002	1,698,475
Total assets	11,087,234	12,456,840	1,754,509
LIABILITIES
Current liabilities
Amounts due to subsidiaries, the VIEs and the VIEs’ subsidiaries	357,042	2,230,015	314,091
Accrued interest payable	9,385	2,095	295
Accruals and other current liabilities	8,511	9,198	1,296
Convertible notes	2,063,545	505,450	71,191
Total current liabilities	2,438,483	2,746,758	386,873
Total liabilities	2,438,483	2,746,758	386,873
Commitments and contingencies (Note 21)

SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares ($0.0001 par value per share; 1,889,352,801 shares authorized, 300,707,476 shares issued,245,264,614 shares outstanding as of December 31, 2022; 1,889,352,801 shares authorized, 300,707,476 shares issued 256,918,184 shares outstanding as of December 31, 2023)	191	199	30
Class B Ordinary Shares ($0.0001 par value per share; 110,647,199 shares authorized,80,189,163 shares issued and outstanding as of December 31, 2022;110,647,199 shares authorized,71,342,227 shares issued and outstanding as of December 31, 2023)	47	41	7
Treasury Stock	(328,764)	(328,764)	(46,305)
Additional paid-in capital	3,081,254	3,204,961	451,406
Accumulated other comprehensive income	(20,842)	(13,545)	(1,908)
Retained earnings	5,916,865	6,847,190	964,406
Total shareholders’ equity	8,648,751	9,710,082	1,367,636
Total liabilities and shareholders’ equity	11,087,234	12,456,840	1,754,509

Condensed Statements of Operations and Comprehensive Income (In thousands)

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
General and administrative expenses	(19,109)	(15,082)	(15,749)	(2,218)
Total operating expenses	(19,109)	(15,082)	(15,749)	(2,218)
Interest expense, net	(44,865)	(46,912)	(73,750)	(10,387)
Share of income from subsidiaries	2,395,789	872,049	1,152,654	162,347
Investment loss	(1,980)	—	—	—
Others, net	11,239	9,697	2,790	395
Income before income tax expense	2,341,074	819,752	1,065,945	150,137
Income tax expense	(7,151)	—	—	—
Net income attributable to ordinary shareholders	2,333,923	819,752	1,065,945	150,137
Other comprehensive income:
Foreign currency translation adjustments, net of tax	7,965	(32,115)	7,297	1,028
Total comprehensive income attributable to ordinary shareholders	2,341,888	787,637	1,073,242	151,165

Condensed Statements of Cash Flows (In thousands)

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				Note 2(e)
Net cash (used in)/provided by operating activities	14,196	(51,139)	(58,579)	(8,250)
Cash flows from investing activities:
Cash paid on long–term investments	(18,868)	—	—	—
Cash paid on acquisition of subsidiaries, net of cash acquired	—	(676)	—	—
Proceeds from disposal of long-term investments	65,537	—	—	—
Cash paid on loans to third parties	(22,317)	—	—	—
Net cash used in funds to Group companies	(15,263)	36,817	(6,040)	(851)
Net cash provided by investing activities	9,089	36,141	(6,040)	(851)
Cash flows from financing activities:
Repurchase of treasury stock	—	(326,942)	—	—
Dividends to shareholders	—	—	(135,620)	(19,102)
Repayments of convertible loans	—	—	(1,634,678)	(230,240)
Borrowings under loan from Group companies	—	323,446	1,872,954	263,800
Exercise of share–based awards	7,124	2,742	5,880	828
Net cash provided by financing activities	7,124	(754)	108,536	15,286
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(29,410)	15,424	2,596	366
Net increase/(decrease) in cash, cash equivalents and restricted cash	999	(328)	46,513	6,551
Cash, cash equivalents and restricted cash at beginning of the year	846	1,845	1,517	214
Cash, cash equivalents and restricted cash at end of the year	1,845	1,517	48,030	6,765

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries.

For the Company only condensed financial information, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such assets are presented on the Condensed Balance Sheets as “Investments in subsidiaries” and shares in the subsidiaries are presented as “Share of income from subsidiaries” on the Condensed Statements of Operations and Comprehensive Income. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.